Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2005 Portfolio

September 30, 2019

VIPIFF2005-QTLY-1119
1.822891.114

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 11.6%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	20,066	$674,810
VIP Equity-Income Portfolio Investor Class (a)	31,573	706,926
VIP Growth & Income Portfolio Investor Class (a)	39,971	806,608
VIP Growth Portfolio Investor Class (a)	9,763	690,266
VIP Mid Cap Portfolio Investor Class (a)	6,415	196,560
VIP Value Portfolio Investor Class (a)	35,521	518,961
VIP Value Strategies Portfolio Investor Class (a)	20,860	254,076
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,978,571)		3,848,207

International Equity Funds - 14.4%
VIP Emerging Markets Portfolio Investor Class (a)	185,615	2,149,422
VIP Overseas Portfolio Investor Class (a)	122,981	2,642,871
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,985,045)		4,792,293

Bond Funds - 53.8%
Fidelity Inflation-Protected Bond Index Fund (a)	351,202	3,578,746
Fidelity Long-Term Treasury Bond Index Fund (a)	57,097	849,040
VIP High Income Portfolio Investor Class (a)	120,570	663,134
VIP Investment Grade Bond Portfolio Investor Class (a)	957,131	12,768,130
TOTAL BOND FUNDS
(Cost $16,954,876)		17,859,050

Short-Term Funds - 20.2%
VIP Government Money Market Portfolio Investor Class 1.77% (a)(b)
(Cost $6,708,235)	6,708,235	6,708,235
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $30,626,727)		33,207,785
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2)
NET ASSETS - 100%		$33,207,783

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$3,133,834	$920,471	$724,784	$10,943	$11,305	$237,920	$3,578,746
Fidelity Long-Term Treasury Bond Index Fund	1,618,090	509,511	1,611,479	35,294	205,605	127,313	849,040
VIP Contrafund Portfolio Investor Class	813,919	269,701	465,681	98,967	18,303	38,568	674,810
VIP Emerging Markets Portfolio Investor Class	1,469,835	869,485	448,723	--	9,306	249,519	2,149,422
VIP Equity-Income Portfolio Investor Class	854,035	229,838	466,370	59,630	(10,455)	99,878	706,926
VIP Government Money Market Portfolio Investor Class 1.77%	5,702,655	1,949,814	944,234	100,325	--	--	6,708,235
VIP Growth & Income Portfolio Investor Class	973,548	330,142	549,851	106,342	31,091	21,678	806,608
VIP Growth Portfolio Investor Class	831,938	237,646	489,238	56,013	77,062	32,858	690,266
VIP High Income Portfolio Investor Class	567,506	136,294	105,611	5,031	(3,825)	68,770	663,134
VIP Investment Grade Bond Portfolio Investor Class	9,414,760	4,139,929	1,632,139	41,811	25,445	820,135	12,768,130
VIP Mid Cap Portfolio Investor Class	236,688	84,575	132,573	26,872	(6,505)	14,375	196,560
VIP Overseas Portfolio Investor Class	2,052,764	880,170	565,441	78,587	8,884	266,494	2,642,871
VIP Value Portfolio Investor Class	627,279	177,152	360,333	41,900	7,891	66,972	518,961
VIP Value Strategies Portfolio Investor Class	306,107	97,165	183,215	31,136	(9,135)	43,154	254,076
Total	$28,602,958	$10,831,893	$8,679,672	$692,851	$364,972	$2,087,634	$33,207,785

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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